Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Restricted stock is a form of equity compensation that is granted to Executive Officers, typically as part of their overall compensation package. These stock awards are designed to align the interests of the executives with those of the shareholders by providing an ownership stake in the company. The restricted stock typically vests over a specified period, meaning that the Executive Officers must remain with the company for a certain duration before they gain full ownership of the stock. This vesting period serves as an incentive for the executives to contribute to the company's long-term success and stability.

The Talent Management and Compensation Committee, which is responsible for overseeing executive compensation, plays a crucial role in the administration of restricted stock awards. This committee ensures that the awards are granted in accordance with the company's compensation philosophy and policies. One important policy is the company's Clawback Policy, which allows the company to reclaim or "claw back" compensation in certain circumstances, such as in cases of financial restatements or misconduct by the executives.

When determining the terms of equity awards, the committee considers several factors. These include the overall performance of the company, the performance of the individual Executive Officer, and the total compensation mix of the Executive Officer. This comprehensive evaluation ensures that the equity awards are aligned with both company performance and individual contributions, promoting a performance-driven culture.

Importantly, the Talent Management and Compensation Committee does not consider material nonpublic information when determining the timing and terms of equity awards. This practice is in place to ensure fairness and to avoid any potential manipulation of stock prices. Additionally, the company has a clear policy that it does not time the disclosure of material nonpublic information to influence the value of executive compensation. This commitment to transparency and integrity is crucial for maintaining the trust of shareholders and other stakeholders.

For the fiscal year 2024, the company has reaffirmed its commitment to these principles, ensuring that the timing and terms of equity awards for Named Executive Officers (NEOs) are not influenced by the disclosure of material nonpublic information. This approach underscores the company's dedication to ethical practices in executive compensation and corporate governance.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false